REVENUE AND EXPENSES - THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
External services provided by other companies [abstract]
Leases	$ 13,202,000	$ 18,029,000	$ 67,902,000
Installation and maintenance	23,775,000	25,586,000	24,290,000
Lawyers and law firms	3,157,000	4,734,000	7,743,000
Tax advisory services	14,000	218,000	179,000
Consultants	11,584,000	17,805,000	8,372,000
Audits and other related services	1,187,000	1,628,000	1,576,000
Studies and work performed	126,000	62,000	65,000
Other external professional services	24,779,000	44,070,000	43,404,000
Publicity, advertising and public relations	3,556,000	6,677,000	5,332,000
Insurance premiums	1,517,000	547,000	548,000
Travel expenses	1,631,000	6,021,000	6,979,000
Utilities expense	17,736,000	25,790,000	27,142,000
Banking and similar services	971,000	2,307,000	1,771,000
Other	3,291,000	3,394,000	7,240,000
TOTAL	106,526,000	156,868,000	202,543,000
Finance Income [Abstract]
Interest Income Third Parties	15,683,000	20,045,000	18,843,000
Total finance income	15,683,000	20,045,000	18,843,000
Interest costs [abstract]
Interest paid to Group companies	0	0	0
Interest paid to third parties	66,719,000	65,680,000	43,351,000
Discounts to the present value of provisions and other liabilities	3,574,000	2,405,000	2,261,000
Total finance costs	$ 70,293,000	$ 68,085,000	$ 45,612,000